Tax credits and grants receivable (Tables)	12 Months Ended
Nov. 30, 2022
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Disclosure Details Of Tax Credits Roll Forward

Balance as at November 30, 2020	$755

Tax credits and grants recognized in net loss	602

Tax credits and grants received	(922)

Effect of change in exchange rates	6

Balance as at November 30, 2021	$441

Tax credits and grants recognized in net loss	316

Tax credits and grants received	(442)

Effect of change in exchange rate	(16)

Balance as at November 30, 2022	$299

Summary of information about unused and unrecorded non refundable federal tax credit

2024	$443

2025	1,320

2026	1,620

2027	2,232

2028	2,476

2029	1,669

2030	827

2031	578

2032	303

2033	200

2039	187

2040	318

2041	387

2042	368

$12,928